UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Foxhall Capital Management, Inc.
          ----------------------------------------------------------------------
Address:  1613 Duke Street
          ----------------------------------------------------------------------
          Alexandria, Virginia  22314
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-07146
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul G. Dietrich
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    703-683-8575
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

Paul G. Dietrich                    Alexandria, Virginia               11-6-2006
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 139
                                        -------------------

Form 13F Information Table Value Total: $162,231
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

Foxhall Capital Management, Inc.
FORM 13F
30-Sep-06

                                                                                                   Voting Authority
                                                                                                 --------------------
                                 Title of             Value      Shares/     Sh/  Put/  Invstmt  Other
Name of Issuer                   class     CUSIP      (x$1000)   Prn Amt     Prn  Call  Dscretn  Managers  Sole       Shared  None
------------------------------   --------  ---------  --------   ----------  ---  ----  -------  --------  ---------- ------  ----
3M CO COM                           COM    88579Y101       268         3602   SH         Sole                    3490          112
ABBOTT LABS                         COM    002824100       401         8250   SH         Sole                    8250
AFFILIATED MANAGERS GRP             COM    008252108       288         2880   SH         Sole                    2880
AKAMAI TECHNOLOGIES COM             COM    00971T101       307         6139   SH         Sole                    6139
ALCOA INC                           COM    013817101       354        12640   SH         Sole                   12640
ALLIANCE BERSTEIN HOLDING LP        COM    01881g106      4572        66276   SH         Sole                   66276
ALLIED CAP CORP NEW COM             COM    01903Q108      2574        85201   SH         Sole                   85201
AMERICA MOVIL-SERIES L-WI           COM    02364w105      4594       116678   SH         Sole                  116678
AMERICAN EXPRESS                    COM    025816109       899        16030   SH         Sole                   16030
AMERICAN INTL GROUP INC             COM    026874107       870        13130   SH         Sole                   13130
AMGEN INC                           COM    031162100       685         9580   SH         Sole                    9580
ANHEUSER BUSCH COS INC              COM    035229103       202         4250   SH         Sole                    4250
ANN TAYLOR STORES CORP              COM    036115103      4601       109906   SH         Sole                  109906
APACHE CORP COM                     COM    037411105      1335        21120   SH         Sole                   21120
APPLE COMPUTER INC COM              COM    037833100       292         3795   SH         Sole                    3795
ASTRAZENECA PLC SPON ADR            COM    046353108       259         4150   SH         Sole                    4150
AT&T INC.                           COM    00206r102       232         7111   SH         Sole                    7111
BANK OF NY CO INC                   COM    064057102       722        20480   SH         Sole                   20480
BANKAMERICA CORP COM                COM    060505104       666        12434   SH         Sole                   12434
BB&T CORP COM                       COM    054937107     10885       248623   SH         Sole                  248623
BEAR STEARNS COMPANIES, INC         COM    073902108       288         2055   SH         Sole                    2055
BOSTON PROPERTIES INC COM           COM    101121101       250         2417   SH         Sole                    2417
BOSTON SCIENTIFIC CORP COM          COM    101137107       405        27350   SH         Sole                   27350
BP AMOCO PLC - SPONS ADR            COM    055622104       480         7317   SH         Sole                    6381          936
BUCKEYE PARTNERS UTS LP             COM    118230101       327         7500   SH         Sole                    7500
BURLINGTON NRTHN SANTA COM          COM    12189T104       335         4560   SH         Sole                    4560
CAMECO CORP                         COM    13321L108       341         9315   SH         Sole                    9315
CANADIAN NATIONAL RAILWAY CO        COM    136375102      4246   101239.305   SH         Sole                101239.3
CAPITAL ONE FINL CORP COM           COM    14040H105      1443        18340   SH         Sole                   18340
CHEVRONTEXACO CORP COM              COM    166764100       565      8706.29   SH         Sole                 8706.29
CISCO SYSTEMS                       COM    17275R102      1072        46663   SH         Sole                   46163          500
CITIGROUP INC                       COM    172967101      1655    33321.003   SH         Sole                   33321
COCA COLA CO                        COM    191216100       544        12174   SH         Sole                   12095           79
COHEN & STEERS QUALITY REIT         COM    19247L106       324        13452   SH         Sole                   13452
CONOCOPHILLIPS COM                  COM    20825C104      1742        29257   SH         Sole                   29257
CONSOLIDATED EDISON                 COM    209115104       574        12425   SH         Sole                   12425
CORN PRODUCTS INT'L INC             COM    219023108      2154        66184   SH         Sole                   66184
CRAY INC                            COM    225223304       216        19380   SH         Sole                   19380
CT COMMUNICATIONS INC               COM    126426402       237        10908   SH         Sole                   10908
CVS CORP                            COM    126650100      5321   165648.471   SH         Sole                165648.5
DEBT STRATEGIES INC                 COM    09255r103        73        10215   SH         Sole                   10215
DISNEY WALT CO DEL                  COM    254687106       465        15055   SH         Sole                   15055
DOVER CORP                          COM    260003108       353         7435   SH         Sole                    7435
DUKE ENERGY CORP NEW                COM    26441C105       355        11765   SH         Sole                   11765
DUN & BRADSTREET DEL COM NEW        COM    26483E100      1292        17225   SH         Sole                   17225
E M C CORP MASS COM                 COM    268648102       527        43975   SH         Sole                   43975
EMERSON ELECTRIC                    COM    291011104      4137        49330   SH         Sole                   49295           35
EMPIRE FINANCIAL HOLDING COMPA      COM    291658102       522       200000   SH         Sole                  200000
ENERGEN CORP                        COM    29265N108       241         5754   SH         Sole                    5754
EXXON MOBIL CORP COM                COM    30231G102      1971        29380   SH         Sole                   29380
EZCORP INC.                         COM    302301106       415        10725   SH         Sole                   10725
FIRST DATA CORP COM                 COM    319963104       237         5650   SH         Sole                    5650
FPL GROUP INC                       COM    302571104       253         5630   SH         Sole                    5630
FREDDIE MAC                         COM    313400301       288         4338   SH         Sole                    4338
FREEPORT MCMORAN COPPER & GOLD      COM    35671D857       641        12035   SH         Sole                   12035
FRIEDMAN BILLINGS RAMS CL A         COM    358434108       287        35800   SH         Sole                   35800
GENERAL DYNAMICS CORP COM           COM    369550108       226         3160   SH         Sole                    3160
GENERAL ELEC CO COM                 COM    369604103      3321        94087   SH         Sole                   89497         4590
GENERAL MTRS CORP COM               COM    370442105       201         6040   SH         Sole                    6040
GLOBAL ENERGY GROUP INC             COM    37941v105         1        27000   SH         Sole                   27000
GRUPO AEROPORTUARIO DEL PACIFI      COM    400506101      1064        31296   SH         Sole                   31296
HARRIS CORP                         COM    413875105       761    17107.747   SH         Sole                17107.75
HEALTHCARE RLTY TR COM              COM    421946104       498        12960   SH         Sole                   12960
HIGHWOODS PROPERTIES INC            COM    431284108       243         6523   SH         Sole                    6523
HOME DEPOT INC                      COM    437076102      1532        42235   SH         Sole                   42235
HOME PPTYS N Y INC COM              COM    437306103       249         4363   SH         Sole                    4363
HONEYWELL INTL INC COM              COM    438516106       347         8475   SH         Sole                    8475
HUDSON CITY BANCORP INC             COM    443683107      4839   365198.703   SH         Sole                365198.7
IMS HEALTH INC COM                  COM    449934108       277        10400   SH         Sole                   10400
INGERSOLL-RAND CO COM               COM    G4776G101       927        24410   SH         Sole                   24410
INT'L BUSINESS MACHINES             COM    459200101       422         5145   SH         Sole                    5145
INTEL CORPORATION                   COM    458140100       918        44650   SH         Sole                   44650
INVENTIV HEALTH INC COM             COM    46122E105      2121        66210   SH         Sole                   66210
ISHARES GS $ INVESTOP CORPORAT      COM    464287242      2466    23080.343   SH         Sole                23080.34
ISHARES JAPAN INDEX FUND            COM    464286848       375        27725   SH         Sole                   27725
ISHARES LEHMAN 1-3 YEAR TREASU      COM    464287457      1818    22634.213   SH         Sole                22634.21
ISHARES LEHMAN 7-10 YEAR TREAS      COM    464287440      4457    53652.303   SH         Sole                 53652.3
ISHARES LEHMAN US TREASURY TIP      COM    464287176      5987     59185.18   SH         Sole                59185.18
ISHARES MORNINGSTAR LARGE VALU      COM    464288109      2765        35317   SH         Sole                   35317
ISHARES S&P EUROPE 350 INDEX        COM    464287861      2855        29556   SH         Sole                   29556
ISHARES TR LEHMAN 20+YR TREASU      COM    464287432      2461    27529.098   SH         Sole                 27529.1
ITT CORP                            COM    450911102       386         7530   SH         Sole                    7530
JOHNSON & JOHNSON                   COM    478160104       800        12315   SH         Sole                   12315
JOHNSON CONTROLS INC                COM    478366107       411         5725   SH         Sole                    5725
KELLOGG CO COM                      COM    487836108       361         7295   SH         Sole                    7295
KOHLS CORP COM                      COM    500255104      4846        74652   SH         Sole                   74652
LEGG MASON INC                      COM    524901105       416         4120   SH         Sole                    4120
LEHMAN BROS HLDGS INC COM           COM    524908100       528         7148   SH         Sole                    7148
LONGVIEW FIBRE CO                   COM    543213102       235        11576   SH         Sole                   11576
MASSEY ENERGY CO                    COM    576206106       416        19855   SH         Sole                   19855
MCG CAPITAL CORPORATION             COM    58047P107       528        32335   SH         Sole                   32335
MERCK & CO INC                      COM    589331107       384         9164   SH         Sole                    9164
MICROSOFT CORP                      COM    594918104      1704    62292.374   SH         Sole                62176.37          116
MOODYS CORP                         COM    615369105       922        14100   SH         Sole                   14100
MORGAN J P & CO INC                 COM    46625H100       648        13790   SH         Sole                   13685          105
MORGAN STANLEY                      COM    617446448       285         3910   SH         Sole                    3910
MOTOROLA INC                        COM    620076109      1018        40735   SH         Sole                   40735
MYLAN LABS INC COM                  COM    628530107       515        25575   SH         Sole                   25575
NEWMONT MINING CORP COM             COM    651639106       400         9347   SH         Sole                    9347
NIKE INC CL B                       COM    654106103       202         2310   SH         Sole                    2310
NISOURCE INC                        COM    65473P105       480        22075   SH         Sole                   22075
NOKIA CORP SPONSORED ADR            COM    654902204       538        27336   SH         Sole                   27280           56
NORFOLK SOUTHERN CORP               COM    655844108       298         6755   SH         Sole                    6755
NORTHERN DYNASTY MINERALS           COM    66510m204      1308       197949   SH         Sole                  197949
OGE ENERGY CORP.                    COM    670837103       243         6716   SH         Sole                    6716
OLD NATIONAL BANKCORP               COM    680033107       482        25261   SH         Sole                   25261
ONEOK INC                           COM    682680103       243         6438   SH         Sole                    6438
ORACLE CORP                         COM    68389X105       670        37795   SH         Sole                   37795
PEPSICO INC                         COM    713448108       799        12239   SH         Sole                   12239
PFIZER INC COM                      COM    717081103      1609        56727   SH         Sole                   52407         4320
PIONEER NATURAL RESOURCES CO.       COM    723787107       977        24970   SH         Sole                   24970
PROCTER & GAMBLE CO                 COM    742718109      1505        24282   SH         Sole                   23732          550
QORUS COM INC COM                   COM    747280105         8        20849   SH         Sole                   20849
QWEST COMMUNICATIONS INTL           COM    749121109       184        21142   SH         Sole                   21142
ROSTELECOM OAO                      COM    778529107       255         8460   SH         Sole                    8460
SANOFI-AVENTIS GROUP ADR            COM    80105N105       355         7975   SH         Sole                    7975
SCHEIN HENRY                        COM    806407102      5132       102356   SH         Sole                  102356
SCHLUMBERGER LTD                    COM    806857108      4021        64830   SH         Sole                   64830
SL GREEN REALTY CORP                COM    78440X101       247         2211   SH         Sole                    2211
SONICWALL INC                       COM    835470105       201        18392   SH         Sole                   18392
TEMPUR-PEDIC INTL INC               COM    88023U101       788        45875   SH         Sole                   45875
TEXAS INSTRS INC COM                COM    882508104       415        12485   SH         Sole                   12485
TIFFANY & CO NEW COM                COM    886547108      1401        42195   SH         Sole                   42195
TIME WARNER INC                     COM    887317105       782        42905   SH         Sole                   42905
TIME WARNER TELECOM                 COM    887319101       257        13536   SH         Sole                   13536
TOWNEBANK PORTSMOUTH COM            COM    89214P109      1577        79471   SH         Sole                   79471
TXU CORPORATION                     COM    873168108       236         3768   SH         Sole                    3768
UNITED HEALTHCARE CORP              COM    91324P102       600        12190   SH         Sole                   12190
UTILITIES SECTOR INDEX              COM    81369Y886      2821    82984.179   SH         Sole                82984.18
VERIZON COMMUNICATIONS COM          COM    92343V104       223         6009   SH         Sole                    5966           43
VORNADO RLTY TR SH BEN INT          COM    929042109       252         2315   SH         Sole                    2315
WAL-MART STORES INC                 COM    931142103      4371        88635   SH         Sole                   88635
WATERSIDE CAP CORP COM              COM    941872103       536       148919   SH         Sole                  148919
WELLPOINT HLT NETW NEW COM          COM    94973V107      1000        12976   SH         Sole                   12976
WORLD ACCEPTANCE CORP               COM    981419104       272         6192   SH         Sole                    6192
YAHOO INC COM                       COM    984332106       315        12475   SH         Sole                   12475

BAC CAP TR I GTD CAP SECS                  055187207       340        13500   SH         Sole                   13500
CHEVY CHASE PFD CAP CP PFD A E             16678M207       376         7015   SH         Sole                    7015
NUVEEN QUALITY PREF INCOME FUN             67072C105       396        27016   SH         Sole                   27016